Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Impairment Loss of Subsidiary (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	R$ 5,565
Current assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	3,138
Current assets [member] | Cash and cash equivalents [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	1,703
Current assets [member] | Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	290
Current assets [member] | Inventories [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	985
Current assets [member] | Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	160
Non-current assets [member] | Property, plant and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total of impairment loss	R$ 2,427